Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Shares	Value
COMMON STOCKS† - 6.0%
Financial - 5.7%
Pershing Square Tontine Holdings, Ltd. — Class A*,1	1,042,740	$30,604,419
Gores Holdings VI, Inc. ‒ Class A*	453,180	8,048,477
Aequi Acquisition Corp.*	430,000	4,622,500
Aequi Acquisition Corp. — Class A*,1	308,900	3,156,958
Soaring Eagle Acquisition Corp.*	84,800	920,080
Colicity, Inc.*	27,000	279,180
Total Financial		47,631,614
Utilities - 0.1%
TexGen Power LLC*,††	22,219	866,541
Consumer, Non-cyclical - 0.1%
ATD New Holdings, Inc.*,††	13,571	560,482
Cengage Learning Holdings II, Inc.*,††	11,126	150,201
Save-A-Lot*,†††	15,565	77,827
Targus Group International Equity, Inc.*,†††,2	12,989	26,705
Chef Holdings, Inc.*,†††	31	1,987
Total Consumer, Non-cyclical		817,202
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	342	341,710
Energy - 0.0%
SandRidge Energy, Inc.*	39,565	198,221
Unit Corp.*	5,556	75,006
Titan Energy LLC*,1	9,603	768
Permian Production Partners LLC*,†††	86,684	–
Total Energy		273,995
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	56	70,772
Qlik Technologies, Inc. - Class B*,†††	13,812	–
Total Technology		70,772
Industrial - 0.0%
BP Holdco LLC*,†††,2	55,076	19,419
Vector Phoenix Holdings, LP*,†††	55,076	6,234
Total Industrial		25,653
Total Common Stocks
(Cost $37,044,276)		50,027,487
PREFERRED STOCKS†† - 4.7%
Financial - 4.2%
Bank of America Corp.,
4.38%	240,000	5,928,000
W R Berkley Corp.,
4.13% due 03/30/61	126,000	3,176,460
4.25% due 09/30/60	36,800	925,520
Public Storage
4.63%	144,400	3,667,760
4.13%	16,400	412,132
First Republic Bank,
4.25%*	158,000	4,011,620
Wells Fargo & Co.,
4.70%	148,000	3,620,080
Prudential Financial, Inc.,
4.13% due 09/01/60	140,000	3,463,600
American Financial Group, Inc.,
4.50% due 09/15/60	100,000	2,516,000
Equitable Holdings, Inc.,
4.30%	82,000	2,024,580
CNO Financial Group, Inc.,
5.13% due 11/25/60	80,000	1,996,000
First Republic Bank,
4.13%	54,800	1,338,216
Assurant, Inc.,
5.25% due 01/15/61*	40,000	1,004,000
Selective Insurance Group, Inc.
4.60%	36,000	857,520
Total Financial		34,941,488
Government - 0.4%
Farmer Mac,
5.75%	112,000	3,011,680
AgriBank FCB,
6.88%[4]	4,000	436,000
Total Government		3,447,680
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	761,240
Total Preferred Stocks
(Cost $38,979,724)		39,150,408
WARRANTS† - 0.3%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25	115,860	1,503,863

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Shares	Value
WARRANTS† - 0.3% (continued)
Gores Holdings VI Inc.
Expiring 08/24/27*	135,954	$813,005
Aequi Acquisition Corp.
Expiring 11/30/27	102,966	164,745
Total Warrants
(Cost $1,559,876)		2,481,613
CLOSED-END FUNDS† - 5.0%
BlackRock Taxable Municipal Bond Trust	285,768	7,118,481
Nuveen Taxable Municipal Income Fund	287,097	6,430,973
Nuveen AMT-Free Municipal Credit Income Fund	288,379	4,720,764
BlackRock Corporate High Yield Fund, Inc.[1]	361,116	4,127,556
Invesco Municipal Opportunity Trust[1]	224,602	2,922,072
Invesco Trust for Investment Grade Municipals	204,113	2,700,415
Invesco Municipal Trust[1]	180,695	2,316,510
Invesco Advantage Municipal Income Trust II1	158,726	1,823,762
Blackstone Strategic Credit Fund[1]	131,619	1,732,106
BlackRock Credit Allocation Income Trust[1]	120,109	1,727,167
BlackRock Municipal Income Trust[1]	107,502	1,612,530
Eaton Vance Limited Duration Income Fund[1]	101,243	1,268,575
Ares Dynamic Credit Allocation Fund, Inc.[1]	65,906	972,773
BlackRock Debt Strategies Fund, Inc.[1]	59,520	639,840
Nuveen AMT-Free Quality Municipal Income Fund	29,667	430,171
Nuveen Quality Municipal Income Fund	24,504	367,560
Western Asset High Income Opportunity Fund, Inc.[1]	58,776	289,178
BlackRock MuniVest Fund, Inc.[1]	23,747	212,773
Total Closed-End Funds
(Cost $38,205,978)		41,413,206
MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[5]	8,069,136	8,069,136
Total Money Market Fund
(Cost $8,069,136)		8,069,136
	Face Amount~
CORPORATE BONDS†† - 51.9%
Financial - 18.9%
Morgan Stanley Finance LLC
0.50% due 10/23/29[6]	13,500,000	13,883,400
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	10,145,184
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4,7]	6,400,000	6,575,232
Liberty Mutual Group, Inc.
4.30% due 02/01/61[1,7]	6,800,000	6,220,516
Wilton RE Ltd.
6.00%†††,1,3,4,7	6,300,000	6,191,262
NFP Corp.
6.88% due 08/15/28[1,7]	4,075,000	4,208,171
7.00% due 05/15/25[1,7]	1,600,000	1,708,000
Citigroup, Inc.
3.88%[3,4]	4,000,000	3,977,500
4.00%[3,4]	1,750,000	1,763,125
Charles Schwab Corp.
5.38%[1,3,4]	3,000,000	3,270,000
4.00%[3,4]	2,350,000	2,358,813
Iron Mountain, Inc.
5.63% due 07/15/32[1,7]	5,000,000	5,292,613
Markel Corp.
6.00%[1,3,4]	4,770,000	5,235,886
Hampton Roads PPV LLC
6.62% due 06/15/53[7]	4,500,000	4,988,987
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31[1]	3,410,000	3,630,252
5.30% due 01/15/29[1]	1,050,000	1,200,160
QBE Insurance Group Ltd.
7.50% due 11/24/43[1,4,7]	3,000,000	3,360,000
5.88%[1,3,4,7]	950,000	1,027,187

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Financial - 18.9% (continued)
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	$4,343,856
Home Point Capital, Inc.
5.00% due 02/01/26[1,7]	4,050,000	4,029,750
Equitable Holdings, Inc.
4.95%[3,4]	3,650,000	3,916,450
United Wholesale Mortgage LLC
5.50% due 11/15/25[1,7]	3,650,000	3,823,375
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,648,092
OneMain Finance Corp.
4.00% due 09/15/30	1,700,000	1,649,221
6.13% due 03/15/24[1]	1,500,000	1,612,500
6.63% due 01/15/28[1]	250,000	284,300
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,7]	3,150,000	3,405,307
Bank of America Corp.
6.50%[1,3,4]	2,000,000	2,225,600
6.30%[1,3,4]	1,000,000	1,148,129
American Equity Investment Life Holding Co.
5.00% due 06/15/27[1]	2,950,000	3,310,967
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	2,800,000	3,201,284
Hunt Companies, Inc.
6.25% due 02/15/26[1,7]	3,000,000	3,075,000
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	3,014,421
Citizens Financial Group, Inc.
4.20% (3 Month USD LIBOR + 3.96%, Rate Floor: 0.00%)[3,8]	2,500,000	2,492,200
Assurant, Inc.
4.90% due 03/27/28[1]	1,950,000	2,272,595
Wells Fargo & Co.
3.90%[4,5]	2,250,000	2,241,337
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,892,801	2,164,091
Kennedy-Wilson, Inc.
5.00% due 03/01/31	2,000,000	2,065,000
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,954,669
MetLife, Inc.
3.85%[1,3,4]	1,820,000	1,860,950
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,7]	1,730,000	1,730,028
Newmark Group, Inc.
6.13% due 11/15/23[1]	1,450,000	1,570,898
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,521,388
Allianz SE
3.50%[3,4,7]	1,400,000	1,421,336
Atlas Mara Ltd.
8.00% due 02/20/21†††,9	2,200,000	1,063,260
Reinsurance Group of America, Inc.
3.15% due 06/15/30[1]	1,000,000	1,059,341
AmWINS Group, Inc.
7.75% due 07/01/26[1,7]	950,000	1,012,937
PartnerRe Finance B LLC
4.50% due 10/01/50[1,4]	950,000	985,829
Fort Benning Family Communities LLC
6.09% due 01/15/51[7]	713,391	878,043
Pacific Beacon LLC
5.63% due 07/15/51[7]	684,275	734,948
Bank of New York Mellon Corp.
4.70%[1,3,4]	670,000	721,925
Macquarie Bank Ltd.
3.62% due 06/03/30[1,7]	640,000	674,928
Greystar Real Estate Partners LLC
5.75% due 12/01/25[1,7]	450,000	462,937

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Financial - 18.9% (continued)
Fort Gordon Housing LLC
6.32% due 05/15/51[7]	200,000	$235,988
USI, Inc.
6.88% due 05/01/25[1,7]	150,000	152,812
Total Financial		157,001,980
Consumer, Cyclical - 8.8%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,7]	9,635,000	11,190,990
Air Canada 2020-2 Class A Pass Through Trust
5.25% due 04/01/29[1,7]	5,400,000	5,771,160
Marriott International, Inc.
4.63% due 06/15/30[1]	2,320,000	2,628,663
3.50% due 10/15/32[1]	1,400,000	1,469,409
5.75% due 05/01/25[1]	490,000	564,558
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,7]	3,600,000	3,981,462
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	3,949,349
JB Poindexter & Company, Inc.
7.13% due 04/15/26[1,7]	3,500,000	3,692,500
Williams Scotsman International, Inc.
4.63% due 08/15/28[1,7]	3,550,000	3,647,625
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[1,7]	2,950,000	3,222,875
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,7]	2,550,000	2,814,690
HP Communities LLC
6.16% due 09/15/53[7]	1,000,000	1,223,902
6.82% due 09/15/53[7]	949,275	1,095,768
Wolverine World Wide, Inc.
6.38% due 05/15/25[1,7]	2,075,000	2,217,656
PetSmart Inc.
4.75% due 02/15/28[7]	2,000,000	2,071,900
Hyatt Hotels Corp.
5.75% due 04/23/30[1]	1,690,000	2,000,209
Aramark Services, Inc.
6.38% due 05/01/25[1,7]	1,750,000	1,848,437
5.00% due 02/01/28[1,7]	110,000	112,750
Powdr Corp.
6.00% due 08/01/25[1,7]	1,825,000	1,907,125
JetBlue Class A Pass Through Trust
4.00% due 11/15/32[1]	1,710,000	1,870,840
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,7]	1,875,000	1,870,312
Picasso Finance Sub, Inc.
6.13% due 06/15/25[1,7]	1,650,000	1,753,125
Hawaiian Brand Intellectual Property Limited / HawaiianMiles Loyalty Ltd
5.75% due 01/20/26[1,7]	1,650,000	1,739,727
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[1,7]	1,575,000	1,697,897
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,7]	1,625,000	1,659,710
Boyne USA, Inc.
7.25% due 05/01/25[1,7]	1,225,000	1,274,270
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	610,000	637,313
5.75% due 03/01/25[1]	575,000	580,152
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,7]	1,025,000	1,089,063

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Consumer, Cyclical - 8.8% (continued)
Vail Resorts, Inc.
6.25% due 05/15/25[1,7]	600,000	$640,740
Ferguson Finance plc
3.25% due 06/02/30[1,7]	490,000	525,522
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27[1]	498,397	506,081
Lithia Motors, Inc.
4.38% due 01/15/31[1,7]	475,000	498,750
Performance Food Group, Inc.
6.88% due 05/01/25[1,7]	450,000	480,375
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[1,7]	395,000	421,536
Boyd Gaming Corp.
8.63% due 06/01/25[1,7]	250,000	275,000
Yum! Brands, Inc.
7.75% due 04/01/25[1,7]	200,000	218,750
Wabash National Corp.
5.50% due 10/01/25[1,7]	100,000	101,875
Total Consumer, Cyclical		73,252,066
Consumer, Non-cyclical - 6.4%
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	5,552,220
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[1,7]	2,400,000	2,496,000
5.63% due 02/15/23[1]	600,000	600,000
5.50% due 07/01/28[1,7]	550,000	580,250
US Foods, Inc.
6.25% due 04/15/25[1,7]	1,950,000	2,079,188
4.75% due 02/15/29[7]	1,400,000	1,424,500
Sotheby’s
7.38% due 10/15/27[1,7]	3,200,000	3,456,000
Sabre GLBL, Inc.
7.38% due 09/01/25[1,7]	2,225,000	2,391,875
9.25% due 04/15/25[1,7]	750,000	889,688
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[1,7]	1,900,000	2,009,250
5.00% due 04/15/22[1,7]	592,000	593,231
Kraft Heinz Foods Co.
5.20% due 07/15/45[1]	1,250,000	1,501,673
4.38% due 06/01/46[1]	850,000	919,775
Post Holdings, Inc.
4.50% due 09/15/31[7]	2,300,000	2,297,263
Nathan’s Famous, Inc.
6.63% due 11/01/25[1,7]	2,050,000	2,101,250
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[7]	2,000,000	2,035,000
Royalty Pharma plc
3.55% due 09/02/50[1,7]	2,100,000	2,032,814
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,7]	1,950,000	1,989,000
DaVita, Inc.
4.63% due 06/01/30[7]	1,900,000	1,930,875
Spectrum Brands, Inc.
5.50% due 07/15/30[1,7]	1,700,000	1,831,937
Gartner, Inc.
4.50% due 07/01/28[1,7]	1,700,000	1,785,000
Avantor Funding, Inc.
4.63% due 07/15/28[1,7]	1,700,000	1,772,284
Kronos Acquisition Holdings Incorporated / KIK Custom Products Inc
7.00% due 12/31/27[1,7]	1,500,000	1,484,625
AMN Healthcare, Inc.
4.63% due 10/01/27[1,7]	1,200,000	1,245,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Consumer, Cyclical - 8.8% (continued)
TreeHouse Foods, Inc.
4.00% due 09/01/28[1]	1,150,000	$1,181,855
Rent-A-Center, Inc.
6.38% due 02/15/29[7]	1,000,000	1,040,110
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[1,7]	900,000	928,125
Prestige Brands, Inc.
3.75% due 04/01/31[7]	900,000	882,045
Par Pharmaceutical, Inc.
7.50% due 04/01/27[1,7]	798,000	857,850
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	800,000	760,000
Jaguar Holding Company II / PPD Development, LP
5.00% due 06/15/28[1,7]	700,000	738,500
Carriage Services, Inc.
6.63% due 06/01/26[1,7]	650,000	682,500
Central Garden & Pet Co.
4.13% due 10/15/30[1]	625,000	648,991
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[1,7]	494,000	549,575
Total Consumer, Non-cyclical		53,268,249
Industrial - 4.6%
Boeing Co.
5.81% due 05/01/50[1]	9,400,000	11,994,779
PowerTeam Services LLC
9.03% due 12/04/25[1,7]	3,440,000	3,809,800
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[1,7]	2,200,000	2,464,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[1]	1,776,000	1,791,984
Harsco Corp.
5.75% due 07/31/27[1,7]	1,625,000	1,694,063
Intertape Polymer Group, Inc.
7.00% due 10/15/26[1,7]	1,500,000	1,578,750
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,7]	1,450,000	1,538,813
Howmet Aerospace, Inc.
6.88% due 05/01/25[1]	800,000	925,960
5.95% due 02/01/37[1]	500,000	596,000
GrafTech Finance, Inc.
4.63% due 12/15/28[1,7]	1,450,000	1,479,290
JELD-WEN, Inc.
6.25% due 05/15/25[1,7]	1,350,000	1,441,125
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,7]	1,425,000	1,400,063
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1,7]	1,330,000	1,354,937
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[1,9]	1,278,333	1,149,119
PGT Innovations, Inc.
6.75% due 08/01/26[7]	1,000,000	1,060,000
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[1,7]	950,000	978,500
5.50% due 04/15/24[1,7]	75,000	75,281
Vertical US Newco, Inc.
5.25% due 07/15/27[1,7]	950,000	990,375
GATX Corp.
4.00% due 06/30/30[1]	560,000	636,564
Hillenbrand, Inc.
5.75% due 06/15/25[1]	325,000	345,312
TransDigm, Inc.
8.00% due 12/15/25[1,7]	300,000	326,625
EnPro Industries, Inc.
5.75% due 10/15/26[1]	115,000	121,469

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Industrial - 4.6% (continued)
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	56,242	$54,651
Hillman Group, Inc.
6.38% due 07/15/22[7]	40,000	40,126
Total Industrial		37,847,586
Energy - 3.7%
BP Capital Markets plc
4.88%[1,3,4]	6,750,000	7,246,125
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	2,268,000
4.30% due 08/15/39	2,100,000	1,863,750
NuStar Logistics, LP
6.38% due 10/01/30[1]	3,600,000	3,978,756
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	1,843,806
6.00% due 01/15/40[1]	1,000,000	1,220,567
7.13% due 03/15/33[1]	500,000	653,691
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	1,625,000	1,722,500
6.88% due 01/15/29[1]	1,025,000	1,109,114
Midwest Connector Capital Company LLC
4.63% due 04/01/29[1,7]	1,809,000	1,820,469
CVR Energy, Inc.
5.25% due 02/15/25[1,7]	1,750,000	1,727,250
Husky Energy, Inc.
4.00% due 04/15/24[1]	900,000	961,781
3.95% due 04/15/22[1]	600,000	615,353
Rattler Midstream, LP
5.63% due 07/15/25[1,7]	1,250,000	1,303,125
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[1]	1,000,000	1,081,914
Buckeye Partners, LP
4.35% due 10/15/24[1]	750,000	772,500
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[1,9]	262,460	265,636
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	250,000	251,658
Basic Energy Services, Inc.
10.75% due 10/15/23[1,9]	500,000	98,750
Schahin II Finance Co. SPV Ltd.
due 09/25/22[7,10]	1,216,133	79,049
Total Energy		30,883,794
Communications - 3.1%
ViacomCBS, Inc.
4.95% due 05/19/50[1]	6,390,000	7,623,364
Altice France S.A.
5.13% due 01/15/29[1,7]	1,850,000	1,860,203
7.38% due 05/01/26[1,7]	1,660,000	1,731,712
Walt Disney Co.
3.80% due 05/13/60[1]	2,820,000	3,125,352
AMC Networks, Inc.
4.25% due 02/15/29[1]	2,650,000	2,601,505
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[1,7]	1,800,000	1,822,500
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[1,7]	1,532,000	1,537,745
TripAdvisor, Inc.
7.00% due 07/15/25[1,7]	1,350,000	1,452,937
Cengage Learning, Inc.
9.50% due 06/15/24[1,7]	1,416,000	1,405,380
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,7]	750,000	805,313
CSC Holdings LLC
4.63% due 12/01/30[1,7]	788,000	784,832

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 51.9% (continued)
Communications - 3.1% (continued)
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[1,7]	700,000	$742,000
Ziggo Bond Company BV
5.13% due 02/28/30[1,7]	500,000	521,310
Total Communications		26,014,153
Basic Materials - 2.9%
United States Steel Corp.
12.00% due 06/01/25[1,7]	4,780,000	5,741,139
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,7]	3,625,000	3,842,500
6.13% due 05/15/28[1,7]	1,475,000	1,600,375
Carpenter Technology Corp.
6.38% due 07/15/28[1]	3,375,000	3,711,508
WR Grace & Company-Conn
4.88% due 06/15/27[1,7]	1,975,000	2,047,680
Clearwater Paper Corp.
4.75% due 08/15/28[1,7]	1,975,000	2,022,558
HB Fuller Co.
4.25% due 10/15/28[1]	1,150,000	1,172,655
Compass Minerals International, Inc.
6.75% due 12/01/27[1,7]	1,075,000	1,155,625
Kaiser Aluminum Corp.
6.50% due 05/01/25[1,7]	1,050,000	1,123,500
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,7]	875,000	973,437
Arconic Corp.
6.00% due 05/15/25[1,7]	350,000	371,875
Mirabela Nickel Ltd.
due 06/24/19[9,10]	1,388,176	55,527
Total Basic Materials		23,818,379
Utilities - 2.5%
Midcap Funding XLVI Trust
5.61% due 10/29/24†††	9,250,000	9,250,891
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,200,000	6,048,455
Terraform Global Operating LLC
6.13% due 03/01/26[1,7]	2,180,000	2,239,416
AES Corp.
3.95% due 07/15/30[1,7]	1,430,000	1,562,261
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	1,000,000	1,065,052
Pattern Energy Operations Limited Partnership / Pattern Energy Operations, Inc.
4.50% due 08/15/28[1,7]	825,000	858,423
Total Utilities		21,024,498
Technology - 1.0%
NCR Corp.
5.25% due 10/01/30[1,7]	2,125,000	2,210,000
6.13% due 09/01/29[1,7]	800,000	856,000
8.13% due 04/15/25[1,7]	525,000	573,562
TeamSystem SpA
3.75% (3 Month Euribor + 3.75%, Rate Floor 3.75%) due 02/15/28[7,8]	EUR 1,700,000	2,052,892
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[1,7]	1,175,000	1,210,250
Boxer Parent Company, Inc.
7.13% due 10/02/25[1,7]	1,100,000	1,190,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[1,7]	400,000	409,792
Total Technology		8,503,246
Total Corporate Bonds
(Cost $412,036,809)		431,613,951

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6%
Consumer, Cyclical - 10.1%
SP PF Buyer LLC
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	4,240,055	$4,086,353
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	4,000,000	4,002,840
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26	2,000,000	2,003,760
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,877,416	1,876,252
Mavis Tire Express Services Corp.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/20/25	3,300,000	3,310,329
3.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	492,868	489,294
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	3,336,845	3,357,700
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,333,299	3,099,968
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	3,034,750	3,057,511
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/26/27	2,987,406	2,927,658
WIRB - Copernicus Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	2,888,492	2,896,927
CD&R Firefly Bidco Ltd.
due 06/23/25	GBP 2,000,000	2,779,880
BGIS (BIFM CA Buyer, Inc.)
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,718,700	2,717,014
American Trailer World Corp.
due 02/16/28	2,450,000	2,437,750
EnTrans International, LLC
6.11% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	2,111,092	2,047,759
PetSmart LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/11/28	2,000,000	2,013,120
Rent-A-Center, Inc.
due 02/17/28	2,000,000	2,012,500
CPI Acquisition, Inc.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	2,021,782	2,001,564
Eyemart Express
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/05/24	1,989,717	1,983,907

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Consumer, Cyclical - 10.1% (continued)
Cast & Crew Payroll LLC
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26†††	1,976,056	$1,958,766
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	1,676,372	1,676,020
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/04/24	250,000	250,000
BBB Industries, LLC
4.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,962,962	1,911,022
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,956,670	1,861,282
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	1,850,000	1,857,234
K & N Parent, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,913,027	1,772,745
Shields Health Solutions Holdings LLC
5.11% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26†††	1,728,125	1,728,125
Apro LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	1,683,943	1,687,445
OEConnection LLC
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	1,674,401	1,666,029
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	1,683,000	1,653,547
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25	1,684,162	1,652,584
Power Solutions (Panther)
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,599,911	1,600,919
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,650,000	1,449,244
IBC Capital Ltd.
3.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,211,423	1,209,909
Alexander Mann
5.52% (6 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 06/16/25	1,300,000	1,190,319
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/29/24†††	1,285,713	1,144,284
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24†††	21,520	19,156

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Consumer, Cyclical - 10.1% (continued)
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,288,490	$1,159,641
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	1,146,914	1,143,784
Galls LLC
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††	988,171	978,466
7.71% (1 Month USD LIBOR + 6.25% and 3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/24†††	98,931	92,647
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	743,072	742,805
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23†††	710,798	653,934
Sovos Brands Intermediate, Inc.
4.98% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 11/20/25†††	598,473	601,466
EG Finco Ltd.
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 249,505	299,942
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	291,043	289,692
Drive Chassis (DCLI)
8.48% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26	500,000	506,250
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	416,464
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	81,825	79,729
Zephyr Bidco Ltd.
7.54% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	488,689
Sotheby’s
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27†††	344,897	347,627
Intrawest Resorts Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	296,939	294,712
Belk, Inc.
9.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	560,219	213,197
due 07/31/25	53,032	47,729
Landrys, Inc.
13.00% (3 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23†††	200,000	228,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Consumer, Cyclical - 10.1% (continued)
Atlantic Aviation FBO, Inc.
3.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/08/25	99,241	$99,323
Total Consumer, Cyclical		84,074,813
Consumer, Non-cyclical - 9.1%
Valeo F1 Company Ltd.
due 08/27/27	GBP 4,500,000	6,252,786
Diamond (BC) BV
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/06/24†††	3,142,125	3,134,270
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	1,725,866	1,715,165
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,050,000	4,050,000
National Mentor Holdings, Inc.
due 02/18/28	3,800,000	3,792,400
WellSky Corp.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 02/09/24	1,900,000	1,896,447
9.25% (1 Month USD LIBOR + 8.25%, Rate Floor: 9.25%) due 02/10/25†††	1,850,000	1,850,000
Quirch Foods Holdings LLC
6.25% (2 Month USD LIBOR + 5.25% and 6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	3,700,000	3,738,554
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	3,290,000	3,294,113
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	3,163,636	3,173,539
Bellis Acquisition Company PLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/31/26	EUR 2,400,000	2,911,996
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	2,552,042	2,548,316
Civitas Solutions, Inc.
4.41% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	2,280,659	2,277,444
4.51% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	102,022	101,878
Springs Window Fashions
8.61% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,333,125
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	885,526	881,284
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,227,345	2,211,576

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Consumer, Non-cyclical - 9.1% (continued)
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,290,740	$2,146,607
MDVIP LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	2,084,349	2,076,533
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,972,897	1,951,767
PHM SF Dutch Bidco BV
due 01/29/28	EUR 1,500,000	1,807,608
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	1,800,000	1,805,400
PlayPower, Inc.
5.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	1,768,521	1,737,572
EyeCare Partners LLC
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,739,358	1,711,528
Cambrex Corporation
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	1,687,250	1,693,577
Snacking Investments US LLC (Arnott’s)
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/18/26	1,683,000	1,691,415
Confluent Health LLC
5.11% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26	1,576,000	1,562,210
California Cryobank
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25	1,517,716	1,520,569
BCPE Eagle Buyer LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,445,201	1,433,755
Hearthside Group Holdings LLC
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,421,000	1,420,119
Sierra Acquisition, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24†††	1,410,345	1,382,138
Tecbid US, Inc.
4.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/25/24†††	988,890	979,001
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/24	848,970	854,276
Pearl Intermediate Parent LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	800,000	799,752
Certara, Inc.
3.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	603,362	603,362

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Consumer, Non-cyclical - 9.1% (continued)
Moran Foods LLC
8.00% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 7.00%) due 04/01/24†††,11	265,811	$284,417
11.75% (3 Month USD LIBOR + 1.00%, Rate Floor 2.00%) (in-kind rate was 10.75%) due 10/01/24[11]	322,953	275,318
Examworks Group, Inc.
4.25% (1 Week USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	547,041	547,955
Outcomes Group Holdings, Inc.
3.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	491,969	485,819
Blue Ribbon LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/15/21	420,000	412,726
Kar Nut Products Company LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/31/23†††	361,697	359,808
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/24/24†††	20,613	20,505
Chefs’ Warehouse, Inc., The
5.61% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 06/23/25	298,496	298,496
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	295,420	292,220
Hayward Industries, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	154,405	154,245
Total Consumer, Non-cyclical		75,471,591
Technology - 8.2%
Project Boost Purchaser LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/01/26	5,336,625	5,367,738
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,678,750	1,672,723
Transact Holdings, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	4,101,768	3,991,020
Provation Software Group, Inc.
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/16/27	3,900,000	3,861,000
Sportradar Capital S.A.R.L.
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 11/22/27	EUR 3,100,000	3,754,740
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	3,690,750	3,696,914
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	3,650,000	3,668,250

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Technology - 8.2% (continued)
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	3,350,000	$3,358,375
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	3,150,000	3,142,629
Concorde Lux
due 02/18/28	EUR 2,000,000	2,418,186
Datix Bidco Ltd.
4.74% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,989,808
7.99% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	298,018
RealPage, Inc.
due 02/18/28	2,100,000	2,100,882
Emerald TopCo, Inc. (Press Ganey)
3.71% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,069,208	2,066,621
Ministry Brands LLC
5.00% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,145,847	2,006,366
Upland Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,975,000	1,973,143
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,923,344	1,902,514
Brave Parent Holdings, Inc.
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,852,500	1,859,447
Wrench Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/30/26†††	1,800,000	1,804,500
Dun & Bradstreet
3.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	1,736,875	1,739,046
TIBCO Software, Inc.
3.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,736,875	1,732,099
Aston FinCo SARL
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,687,250	1,675,119
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	1,600,227	1,595,234
Navicure, Inc.
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,530,104	1,534,894
Peraton Corp.
due 02/22/28	1,521,791	1,527,497
24-7 Intouch, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	1,466,250	1,407,600

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Technology - 8.2% (continued)
1A Smart Start LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 08/19/27	1,246,875	$1,250,778
Informatica LLC
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	1,191,000	1,187,999
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	972,292	921,247
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	800,000	808,504
Solera LLC
4.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/02/22†††	700,000	690,402
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	498,750	501,099
Apttus Corp.
2.99% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/02/21†††	425,000	421,674
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	98,728	98,152
Total Technology		68,024,218
Industrial - 7.6%
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	4,621,600	4,653,397
TricorBraun Holdings, Inc.
6.00% (Commercial Prime Lending Rate + 2.75%, Rate Floor: 3.75%) due 11/30/23	2,070,163	2,067,244
due 02/03/28	1,959,296	1,956,240
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	3,900,000	3,890,250
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	3,800,000	3,828,500
American Bath Group LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/23/27†††	3,750,000	3,766,430

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Industrial - 7.6% (continued)
Tank Holdings Corp.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/26/26	1,975,000	$1,949,088
5.75% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/26/26	1,700,000	1,708,500
StandardAero
3.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,715,625	2,621,800
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,250,000	2,399,197
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/03/24	1,396,404	1,397,102
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	1,000,000
ILPEA Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23	2,408,101	2,393,050
WP CPP Holdings LLC
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	2,327,749	2,239,876
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,027,367	1,961,478
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	1,864,850	1,844,654
YAK MAT (YAK ACCESS LLC)
10.24% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,500,000	1,750,000
Anchor Packaging LLC
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26†††	1,631,709	1,635,788
Avison Young (Canada), Inc.
5.22% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	1,572,477	1,572,477
API Holdings III Corp.
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,576,000	1,553,353
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	1,485,522	1,492,029
AI Convoy Luxembourg S.A.R.L.
4.50% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/18/27	1,488,750	1,486,353

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Industrial - 7.6% (continued)
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,751,048	$1,448,117
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,170,000	1,202,362
TransDigm, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,091,729	1,077,209
SLR Consulting Ltd.
4.27% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	793,980	780,800
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	207,744	204,296
4.24% (6 Month USD LIBOR + 4.00% and 6 Month GBP LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	GBP 39,120	53,589
MI Windows And Doors LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/18/27	1,000,000	1,006,670
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	997,500	1,005,231
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,000,000	1,000,000
Bhi Investments LLC
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,000,000	980,000
Fortis Solutions Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/15/23†††	973,584	965,795
LTI Holdings, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	977,500	957,256
Duran, Inc.
5.00% (6 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/29/24	491,140	470,267
4.25% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24	307,387	294,323
BWAY Holding Co.
3.44% (2 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	690,436	678,160
Thermon Group Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24†††	614,123	611,052
Pro Mach Group, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/07/25	523,982	518,418

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Industrial - 7.6% (continued)
CPM Holdings, Inc.
3.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25	418,039	$413,649
Titan Acquisition Ltd. (Husky)
3.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	294,945	289,683
Sundyne (Star US Bidco)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	124,375	123,520
Total Industrial		63,247,203
Financial - 4.4%
Franchise Group, Inc.
due 02/18/26	4,200,000	4,200,000
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27†††	3,940,125	3,940,125
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	3,660,362	3,664,938
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26†††	2,926,301	2,884,403
Alter Domus
due 02/17/28	2,800,000	2,800,000
AmeriLife Holdings LLC
4.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	1,064,433	1,062,656
4.75% (1 Month USD LIBOR + 4.00% and 6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/18/27	997,500	995,006
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,990,000	2,000,308
PAI Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/22/27	1,850,000	1,863,875
Cross Financial Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 09/15/27	1,750,000	1,754,375
GT Polaris, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/24/27	1,745,625	1,752,712
Nexus Buyer LLC
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,683,000	1,678,271
NFP Corp.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,682,152	1,665,852
Aretec Group, Inc.
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,666,000	1,661,319

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Financial - 4.4% (continued)
Claros Mortgage Trust, Inc.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/10/26	1,481,250	$1,484,953
HUB International Ltd.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	990,000	993,218
2.97% (2 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	98,485	97,399
Alliant Holdings Intermediate LLC
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	985,000	978,026
USI, Inc.
6.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 6.00%) due 12/02/26	594,000	590,394
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	245,558	243,584
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25	129,730	127,297
Total Financial		36,438,711
Communications - 3.5%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,000,000	3,980,000
Xplornet Communications Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	3,632,747	3,649,204
Trader Interactive
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/17/24†††	2,676,654	2,589,662
Conterra Ultra Broadband Holdings, Inc.
4.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26	1,970,000	1,979,850
Market Track LLC
5.25% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,074,750	1,971,013
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	1,824,637	1,796,501
Titan US Finco LLC
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	1,682,395	1,680,293
Flight Bidco, Inc.
7.61% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,173,250
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	442,085	439,048
ProQuest, LLC
3.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	1,556,956	1,556,956

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Communications - 3.5% (continued)
McGraw Hill LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	1,355,686	$1,352,635
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24†††	1,245,876	1,248,019
Liberty Cablevision of Puerto Rico LLC
5.11% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	1,200,000	1,209,900
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,294,949	1,201,065
Internet Brands, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	1,033,784	1,029,762
Recorded Books, Inc.
4.11% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	846,831	847,364
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	665,000	655,497
GTT Communications, Inc.
3.00% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	585,000	454,680
Total Communications		28,814,699
Basic Materials - 3.1%
LSF11 Skyscraper HoldCo SARL
5.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 09/29/27	3,052,256	3,036,995
Barentz Midco BV
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27	2,000,000	1,995,000
Invictus MD Strategies Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	1,989,772	1,983,564
DCG Acquisition Corp.
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,978,102	1,945,127
PetroChoice Holdings
6.00% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/19/22	1,998,116	1,936,514
American Rock Salt Company LLC
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/25	1,882,122	1,883,684

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Basic Materials - 3.1% (continued)
Illuminate Buyer LLC
4.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27†††	1,820,438	$1,827,264
Pregis TopCo Corp.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/26	1,633,500	1,633,500
Ascend Performance Materials Operations LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 08/27/26†††	1,583,227	1,604,997
Niacet Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	1,530,465	1,507,509
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	1,272,109	1,272,504
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,200,000	1,199,004
Niacet BV
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	EUR 706,037	839,809
Pregis TopCo LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 07/31/26	550,000	550,000
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	540,915	541,320
Vectra Co.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	540,924	535,007
ASP Chromaflo Dutch I BV
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	444,308	444,308
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	396,551	396,976
ASP Chromaflo Intermediate Holdings, Inc.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	341,692	341,692
Noranda Aluminum Acquisition Corp.
8.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 8.25%) due 02/28/19†††	468,781	703
Total Basic Materials		25,475,477
Utilities - 2.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	5,427,488	5,472,265
RS Ivy Holdco, Inc.
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27†††	3,900,000	3,929,250

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 48.6% (continued)
Utilities - 2.2% (continued)
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,376,767	$2,377,956
Panda Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/13/21	974,693	906,465
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/12/21	814,461	757,448
UGI Energy Services, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,625,250	1,631,345
Franklin Energy (KAMC Holdings, Inc.)
4.19% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,629,375	1,547,906
Panda Hummel
3.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/27/22†††	1,284,639	1,220,407
7.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/27/22	179,082	170,958
EIF Channelview Cogeneration LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	775,767	776,737
Total Utilities		18,790,737
Energy - 0.4%
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	2,125,075	2,008,196
SeaPort Financing LLC
5.62% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	1,465,346	1,436,039
Centurion Pipe
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	200,000	199,500
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 1.00%) (in-kind rate was 2.00%) due 11/23/25†††,11	572,982	80,217
Total Energy		3,723,952
Total Senior Floating Rate Interests
(Cost $402,390,624)		404,061,401
ASSET-BACKED SECURITIES†† - 19.8%
Collateralized Loan Obligations - 9.8%
Golub Capital Partners CLO Ltd.
2018-36A, 2.30% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[1,7,8]	5,000,000	4,844,240

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 9.8% (continued)
2018-39A, 2.42% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[1,7,8]	2,500,000	$2,492,490
2018-25A, 2.10% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[1,7,8]	2,500,000	2,471,557
2017-16A, 3.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[1,7,8]	1,500,000	1,500,468
Diamond CLO Ltd.
2018-1A, 3.92% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[1,7,8]	3,000,000	2,989,570
2018-1A, 2.82% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[1,7,8]	2,500,000	2,493,829
2019-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 04/25/29[1,7,8]	1,000,000	990,912
LoanCore 2019-CRE2 Issuer Ltd.
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[1,7,8]	4,750,000	4,746,319
Mountain Hawk II CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[1,7,8]	3,000,000	2,994,300
2013-2A, 3.37% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[7,8]	1,750,000	1,684,879
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.84% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[1,7,8]	4,000,000	3,848,559
Lake Shore MM CLO III LLC
2020-1A, 4.98% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 10/15/29[1,7,8]	3,000,000	3,000,734
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 4.69% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/20/32[7,8]	3,000,000	3,000,000
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[1,9]	3,000,000	2,989,293
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[1,7,8]	1,750,000	1,732,653
2017-1A, 2.62% (3 Month USD LIBOR + 2.40%, Rate Floor: 0.00%) due 10/22/26[1,7,8]	1,250,000	1,245,114
Marathon CRE Ltd.
2018-FL1, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[1,7,8]	3,000,000	2,952,487

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 9.8% (continued)
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,12]	3,555,000	$2,461,596
Denali Capital CLO XI Ltd.
2018-1A, 2.37% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[1,7,8]	2,400,000	2,393,084
Newstar Commercial Loan Funding LLC
2017-1A, 5.34% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[1,7,8]	2,000,000	2,001,890
2017-1A, 3.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[1,7,8]	250,000	249,429
BXMT Ltd.
2020-FL3, 2.91% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 03/15/37[1,7,8]	2,200,000	2,203,995
Hull Street CLO Ltd.
2017-1A, 2.93% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 10/18/26[1,7,8]	2,200,000	2,189,185
Marathon CLO V Ltd.
2017-5A, 2.03% (3 Month USD LIBOR + 1.85%) due 11/21/27[1,7,8]	2,017,730	1,942,998
2013-5A, due 11/21/27[7,12]	3,566,667	160,143
NewStar Clarendon Fund CLO LLC
2015-1A, 4.57% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[1,7,8]	1,500,000	1,498,753
2019-1A, 3.27% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[1,7,8]	550,000	541,937
Cerberus Loan Funding XXX, LP
2020-3A, 3.88% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33[7,8]	2,000,000	1,999,998
MP CLO VIII Ltd.
2018-2A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[1,7,8]	2,000,000	1,990,467
Hunt CRE Ltd.
2017-FL1, 3.41% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[1,7,8]	1,800,000	1,789,546
Cent CLO 19 Ltd.
2013-19A, 3.51% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[1,7,8]	1,750,000	1,748,923
Treman Park CLO Ltd.
2015-1A, due 10/20/28[1,7,12]	2,000,000	1,583,059
Dryden Senior Loan Fund
due 01/15/31[12]	2,998,799	1,476,452
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,12]	2,600,000	1,072,817
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[1,7,8]	700,000	691,720
2018-9A, due 04/20/28[1,7,12]	2,600,000	300,560

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 9.8% (continued)
Jackson Mill CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[1,7,8]	1,000,000	$991,522
Voya CLO Ltd.
2013-1A, due 10/15/30[7,12]	3,000,000	965,667
MMCF CLO LLC
2019-2A, 2.64% (3 Month USD LIBOR + 2.40%, Rate Floor: 0.00%) due 04/15/29[1,7,8]	950,000	947,958
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	1,585,974	934,014
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[7,12]	1,250,000	669,904
KVK CLO Ltd.
2013-1A, due 01/14/28[1,7,12]	2,300,000	549,447
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,12]	1,050,000	516,965
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,12]	1,153,846	497,525
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,12]	1,500,000	485,533
Babson CLO Ltd.
2014-IA, due 07/20/25[7,12]	3,000,000	309,600
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,1,7,8	250,000	270,480
West CLO Ltd.
2013-1A, due 11/07/25[7,12]	1,350,000	145,395
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,12]	602,740	1,338
Total Collateralized Loan Obligations		81,559,304
Transport-Aircraft - 4.6%
Castlelake Aircraft Securitization Trust
2017-1, 5.93% due 07/15/42	4,382,751	4,348,363
2018-1, 4.13% due 06/15/43[1,7]	3,422,880	3,448,143
2016-1, 4.45% due 08/15/41	2,177,562	2,181,520
2019-1A, 3.97% due 04/15/39[1,7]	1,590,021	1,593,127
due 12/31/30†††	3,054,105	260,875
AASET Trust
2019-2, 4.46% due 10/16/39[1,7]	3,701,126	3,486,734
2020-1A, 4.34% due 01/16/40[1,7]	1,959,012	1,842,870
2019-1, 3.84% due 05/15/39[1,7]	1,359,700	1,372,359
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[7,13]	4,959,531	4,847,162
WAVE LLC
2019-1, 3.60% due 09/15/44[1,7]	2,548,471	2,540,089
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[1,7]	1,321,533	1,318,686
2017-1, 6.30% due 02/15/42[7]	1,125,009	1,093,927
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[7]	1,988,999	1,995,604
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[1,7]	1,870,242	1,867,671
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[1,7]	1,870,268	1,684,999
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[1,7]	1,507,522	1,483,616
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[1,7]	1,314,632	1,334,845

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Transport-Aircraft - 4.6% (continued)
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[1,7]	851,405	$855,045
Stripes Aircraft Ltd.
2013-1 A1, 3.63% due 03/20/23†††	648,228	605,426
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	455,390	314,369
Airplanes Pass Through Trust
2001-1A, 1.26% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,8,9,10	6,677,317	668
Total Transport-Aircraft		38,476,098
Whole Business - 1.7%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[1,7]	7,431,375	7,644,656
TSGE
2017-1, 6.25% due 09/25/31†††	5,000,000	5,207,396
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[1,7]	977,500	985,867
Total Whole Business		13,837,919
Financial - 1.6%
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR 9,000,000	10,868,324
Nassau LLC
2019-1, 3.98% due 08/15/34[1,7]	1,749,985	1,775,772
NCBJ
2015-1A, 5.88% due 07/08/22†††	496,752	507,724
Total Financial		13,151,820
Infrastructure - 1.4%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[7]	6,300,000	6,819,285
Diamond Issuer LLC
2020-1A, 5.93% due 07/20/50[7]	2,700,000	2,702,357
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[7]	1,903,683	1,885,617
Total Infrastructure		11,407,259
Net Lease - 0.3%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[1,7]	2,750,000	2,760,163
Automotive - 0.2%
Hertz Vehicle Financing II, LP
2019-3A, 2.67% due 12/26/25[1,7]	380,586	382,559
2017-1A, 2.96% due 10/25/21[1,7]	364,577	366,472
2018-1A, 3.29% due 02/25/24[1,7]	182,000	182,954
Hertz Vehicle Financing LLC
2016-2A, 2.95% due 03/25/22[1,7]	283,028	284,505
2018-2A, 3.65% due 06/27/22[1,7]	45,698	45,935
Total Automotive		1,262,425
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	1,100,000	1,190,119
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A, 3.52% due 04/27/39[7]	1,000,000	1,000,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Insurance - 0.0%
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[1,9]	324,868	$298,010
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[1,7]	144,796	159,884
Total Asset-Backed Securities
(Cost $168,680,953)		165,103,001
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.7%
Residential Mortgage Backed Securities - 5.7%
Lehman XS Trust Series
2006-18N, 0.30% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[8]	3,590,152	3,680,320
2006-16N, 0.33% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[8]	1,649,120	1,683,202
Ameriquest Mortgage Securities Trust
2006-M3, 0.29% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[8]	4,178,563	2,949,118
2006-M3, 0.22% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[8]	2,145,962	965,926
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.34% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[8]	3,189,847	1,932,650
2007-HE4, 0.35% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[8]	3,519,523	1,491,717
LSTAR Securities Investment Limited
2019-5, 1.62% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[7,8]	3,450,445	3,420,665
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.29% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	1,982,639	1,663,720
2007-HE4, 0.37% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[8]	1,178,504	890,299
2007-HE2, 0.31% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	1,543,080	765,039
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.14% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35[8]	2,000,000	2,000,158

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.7% (continued)
Residential Mortgage Backed Securities - 5.7% (continued)
2007-ASP1, 0.32% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[8]	1,476,386	$910,894
Long Beach Mortgage Loan Trust
2006-8, 0.21% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[8]	4,420,055	1,742,128
2006-1, 0.50% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36[8]	1,264,180	1,140,924
RALI Series Trust
2006-QO6, 0.48% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[8]	6,141,336	2,091,214
2006-QO6, 0.58% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46[8]	1,943,010	681,565
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 0.33% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[8]	2,928,694	2,445,422
Argent Securities Trust 2006-W5
2006-W5, 0.42% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36[8]	2,661,252	2,039,754
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 0.36% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[8]	2,400,323	1,947,777
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.47% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[8]	2,083,485	1,902,896
GSAA Home Equity Trust
2006-16, 0.46% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 10/25/36[8]	4,531,855	1,783,304
American Home Mortgage Assets Trust
2006-6, 0.33% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[8]	2,033,442	1,738,586
IXIS Real Estate Capital Trust
2007-HE1, 0.23% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[8]	2,454,414	870,322
2007-HE1, 0.18% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[8]	2,468,820	867,459
Master Asset Backed Securities Trust
2006-WMC3, 0.28% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[8]	3,550,996	1,693,650

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.7% (continued)
Residential Mortgage Backed Securities - 5.7% (continued)
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.34% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[8]	3,044,359	$1,421,176
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.42% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[8]	3,386,986	1,398,993
First NLC Trust
2007-1, 0.40% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[7,8]	1,402,286	911,720
GSAA Trust
2007-3, 0.29% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[8]	1,672,554	683,458
Total Residential Mortgage Backed Securities		47,714,056
Military Housing - 1.8%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[8,9]	3,616,515	3,492,139
2015-R1, 0.91% (WAC) due 11/25/55[7,8,14]	41,458,609	2,757,988
2015-R1, 0.65% (WAC) due 11/25/52[7,8,14]	33,902,676	1,907,673
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,7	3,500,000	4,394,090
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[7]	1,566,337	1,658,687
2007-AET2, 6.06% due 10/10/52[7]	469,278	500,876
Total Military Housing		14,711,453
Commercial Mortgage Backed Securities - 0.2%
GS Mortgage Securities Corporation Trust
2020-DUNE, 2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[7,8]	2,000,000	1,838,705
Total Collateralized Mortgage Obligations
(Cost $68,655,376)		64,264,214
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
0.03% due 06/03/21[1,15]	7,000,000	6,999,000
0.03% due 05/27/21[1,15]	4,700,000	4,699,546
0.09% due 03/18/21[1,15]	4,000,000	3,999,948
0.08% due 03/25/21[1,15]	3,000,000	2,999,925
0.03% due 04/06/21[1,15]	2,500,000	2,499,894
0.03% due 03/04/21[1,15]	1,000,000	999,997
0.08% due 05/13/21[1,15]	1,000,000	999,904
Total U.S. Treasury Bills
(Cost $23,198,141)		23,198,214
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	452,232
Total Municipal Bonds
(Cost $400,000)		452,232

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

	Notional
	Value/Contracts	Value
OTC OPTIONS PURCHASED†† - 0.4%
Call options on:
Citibank, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$345,300,000	$2,569,032
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	115,500,000	654,885
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	5,000,000	37,200
Total OTC Options Purchased
(Cost $984,715)		3,261,117
Total Investments - 148.3%
(Cost $1,200,205,608)		$1,233,095,980
LISTED OPTIONS WRITTEN† - (0.1)%
Call options on:
S&P 500 Index Expiring March 2021 with strike price of $3,925.00
(Notional Value $59,072,825)	155	(357,275)
Total Listed Options Written
(Premiums received $1,045,911)		(357,275)
OTC OPTIONS WRITTEN† - 0.0%
Call options on:
Citibank, N.A. Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $30.00
(Notional Value $84,000)	28	(25,060)
Citibank, N.A. Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $40.00
(Notional Value $164,000)	41	(28,700)
Total OTC Options Written
(Premiums received $41,552)		(53,760)
Total Securities Sold Short - (0.1)%
(Premiums received $1,087,463)		(411,035)
Other Assets & Liabilities, net - (48.2)%		(400,947,761)
Total Net Assets - 100.0%		$831,737,184

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	310	Mar 2021	$58,989,125	$1,836,480

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$41,700,000	$3,445,004	$1,626,732	$1,818,272

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Citibank, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.32% (1 Month USD LIBOR + 0.20%)	Monthly	05/12/21	130,000	$11,237,200	$72,800

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	(0.14)% (1 Month USD LIBOR - 0.25%)	Monthly	05/26/21	451,630	39,038,897	(356,788)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.63)% (1 Month USD LIBOR - 0.75%)	Monthly	03/08/21	11,450	989,738	(8,015)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.64)% (1 Month USD LIBOR - 0.75%)	Monthly	03/10/21	11,450	989,738	(8,817)
						$52,255,573	$(300,820)
OTC Credit Index Swap Agreements Sold Short††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.49% (1 Month USD LIBOR - 0.60%)	Monthly	03/10/21	11,450	$ 989,738	$ 8,817
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.48% (1 Month USD LIBOR - 0.60%)	Monthly	03/08/21	11,450	989,738	8,015
						$1,979,476	$16,832

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	11,240,000	BRL	07/01/21	$2,716,438	$1,996,532	$719,906
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,364	1,012,476	322,888
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,674	532,882	179,792
Morgan Stanley Capital Services LLC	8,990,000	EUR	03/30/21	11,007,716	10,864,602	143,114
Bank of America, N.A.	5,830,000	EUR	03/16/21	7,075,095	7,042,944	32,151
Goldman Sachs International	414,000	GBP	03/16/21	571,696	576,759	(5,063)
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,950	1,321,809	(27,859)
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,892	1,740,909	(49,017)
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,148	5,045,516	(163,368)
						$1,152,544

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	21,018,100	ILS	04/30/21	$5,892,376	$6,367,324	$474,948
Goldman Sachs International	5,707,550	ILS	01/31/22	1,554,800	1,740,910	186,110
Citibank, N.A.	19,940,000	BRL	07/01/21	3,831,371	3,541,890	(289,481)
						$371,577

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
All or a portion of these securities have been physically segregated in connection with futures contracts, options, borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2021, the total value of securities segregated was $334,795,989.

2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

5	Rate indicated is the 7-day yield as of February 28, 2021.
6
Variable rate security. Rate indicated is the rate effective at February 28, 2021. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.

7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $386,461,137 (cost $374,409,713), or 46.5% of total net assets.

8
Variable rate security.  Rate indicated is the rate effective at February 28, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,726,771 (cost $17,846,366), or 1.2% of total net assets — See Note 7.

10	Security is in default of interest and/or principal obligations.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step down bond, with a 3.97% coupon rate until December 15, 2044. Future rate is 2.00% with a reset date of November 15, 2026.
14	Security is an interest-only strip.
15	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1
CMS — Constant Maturity Swap
EURIBOR — European Interbank Offered Rate
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at February 28, 2021 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,905,609	$1,577,224	$544,654	$50,027,487
Preferred Stocks	—	38,389,168	761,240	39,150,408
Warrants	2,481,613	—	—	2,481,613
Closed-End Funds	41,413,206	—	—	41,413,206
Money Market Fund	8,069,136	—	—	8,069,136
Corporate Bonds	—	393,451,340	38,162,611	431,613,951
Senior Floating Rate Interests	—	345,446,893	58,614,508	404,061,401
Asset-Backed Securities	—	146,191,989	18,911,012	165,103,001
Collateralized Mortgage Obligations	—	59,870,124	4,394,090	64,264,214
U.S. Treasury Bills	—	23,198,214	—	23,198,214
Municipal Bonds	—	452,232	—	452,232
Options Purchased	—	3,261,117	—	3,261,117
Equity Futures Contracts*	1,836,480	—	—	1,836,480
Credit Default Swap Agreements*	—	1,818,272	—	1,818,272
Credit Index Swap Agreements*	—	89,632	—	89,632
Forward Foreign Currency Exchange Contracts*	—	2,058,909	—	2,058,909
Total Assets	$101,706,044	$1,015,805,114	$121,388,115	$1,238,899,273

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$411,035	$—	$—	$411,035
Forward Foreign Currency Exchange Contracts*	—	534,788	—	534,788
Credit Index Swap Agreements*	—	373,620	—	373,620
Unfunded Loan Commitments (Note 6)	—	—	613,776	613,776
Total Liabilities	$411,035	$908,408	$613,776	$1,933,219

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $320,072,542 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liaiblities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2021	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average*
Assets:
Asset-Backed Securities	$18,304,918	Yield Analysis	Yield	2.2%-13.0%		2.9%
Asset-Backed Securities	606,094	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—		—
Collateralized Mortgage Obligations	4,394,090	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—		—
Common Stocks	341,710	Model Price	Purchase Price	—		—
Common Stocks	125,117	Enterprise Value	Valuation Multiple	2.8x-15.8	x	11.5	x
Common Stocks	77,827	Third Party Pricing	Broker Quote	—		—
Corporate Bonds	29,788,386	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—		—
Corporate Bonds	6,191,262	Third Party Pricing	Vendor Price	—		—
Corporate Bonds	1,117,911	Model Price	Purchase Price	—		—
Corporate Bonds	1,065,052	Yield Analysis	Yield	4.0%		—
Preferred Stocks	761,240	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	35,365,520	Third Party Pricing	Broker Quote	—		—
Senior Floating Rate Interests	9,341,338	Yield Analysis	Yield	4.0%-8.1%		6.0%
Senior Floating Rate Interests	8,794,337	Third Party Pricing	Vendor Price	—		—
Senior Floating Rate Interests	4,329,270	Model Price	Market Comparable Yields	6.3%-10.3%		8.5%
Senior Floating Rate Interests	783,340	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	703	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—		—
Total Assets	$121,388,115
Liabilities:
Unfunded Loan Commitments	$613,776	Model Price	Purchase Price	—		—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2021, the Fund had securities with a total value of $13,724,485 transfer into Level 3 from Level 2 due to lack of observable inputs and has securities with a total value of $33,223,525 transfer into Level 2 from Level 3 due to the availability of current reliable market-based data provided by a third-party pricing service witch utilizes significant observable inputs.

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$21,167,927	$4,210,076	$7,533,032	$58,004,230	$1,179,186	$-	$584,338	$92,678,789	$(266,911)
Purchases/(Receipts)	–	–	35,773,768	36,009,536	1,791,391	719,724	253,125	74,547,544	(1,385,048)
(Sales, maturities and paydowns)/Fundings	(3,747,123)	–	(6,510,460)	(21,515,408)	(404,430)	–	(592,023)	(32,769,444)	420,949
Amortization of premiums/discounts	323,305	(5,945)	(2,986)	300,423	–	-	1,314	616,111	(5,025)
Total realized gains (losses) included in earnings	–	–	320,305	(1,503,531)	(194,317)	–	(147,952)	(1,525,495)	179,883
Total change in unrealized appreciation (depreciation) included in earnings	1,166,903	189,959	1,134,811	5,085,626	(960,635)	41,516	681,470	7,339,650	442,376
Transfers into Level 3	–	–	1,063,260	11,903,754	-	–	757,471	13,724,485	–
Transfers out of Level 3	–	–	(1,149,119)	(29,670,122)	(866,541)	–	(1,537,743)	(33,223,525)	–
Ending Balance	$18,911,012	$4,394,090	$38,162,611	$58,614,508	$544,654	$761,240	$-	$121,388,115	$(613,776)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2021	$1,166,903	$189,959	$135,496	$1,510,365	$(1,160,607)	$41,516	$-	$1,883,632	$390,350

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 05/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/21	Shares 02/28/21
Common Stock
BP Holdco LLC*	$16,061	$–	$–	$–	$3,358	$19,419	55,076
Targus Group International Equity, Inc.*	23,091	–	–	–	3,614	26,705	12,989
	$39,152	$–	$–	$–	$6,972	$46,124

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreement to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 3 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally central-cleared, but central clearing does not make interest rate swap transactions risk free. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons,

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At February 28, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 1,199,124,572	$ 68,779,187	$ (30,323,929)	$ 38,455,258

Note 6 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2021. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2021, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alexander Mann	12/16/24	GBP	1,250,000	$167,520
Aspect Software, Inc.	07/15/23		211,650	1,705
CapStone Acquisition Holdings, Inc.	10/29/27		828,400	7,907
CCC Information Services, Inc.	04/27/22		1,250,000	–
Examworks Group, Inc.	01/27/23		1,500,000	96,804
Fortis Solutions Group LLC	12/15/23		163,320	1,307
Galls LLC	01/31/24		41,770	2,653
HAH Group Holding Co LLC	10/29/27		410,000	5,844
Higginbotham	11/25/22		823,699	5,347
MB2 Dental Solutions LLC	01/26/27		1,062,594	10,490
National Mentor Holdings, Inc.	02/18/28		400,000	1,994
OEConnection LLC	09/25/26		6,071	30
Peraton Corp.	02/22/28		2,678,209	11,699
Pro Mach Group, Inc.	03/07/25		173,385	1,841
SeaPort Financing LLC	10/31/23		2,650,000	101,432
Service Logic Acquisition, Inc.	10/22/27		364,478	3,466
SHO Holding I Corp.	04/29/24		500,000	55,000
Solera LLC	12/02/22		1,992,914	27,326
Southern Veterinary Partners LLC	10/05/27		436,364	4,118
Trader Interactive	06/15/23		115,385	1,989
TricorBraun Holdings, Inc.	02/03/28		440,704	2,183
Venture Global Calcasieu Pass LLC	08/19/26		1,874,925	103,121
Zephyr Bidco Ltd.	04/08/22	GBP	3,000,000	–
				$613,776
* The face amount is denominated in U.S. dollars unless otherwise indicated.
 GBP – British Pound

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2021

Note 7– Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.26% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,2]	10/14/09	$5,384,675	$668
Atlas Mara Ltd.
8.00% due 02/20/21	10/01/15	1,832,400	1,063,260
Basic Energy Services, Inc.
10.75% due 10/15/23[3]	09/25/18	496,721	98,750
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[3]	08/09/19	316,515	298,010
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[3]	04/15/16	2,986,456	2,989,293
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[3]	07/23/19	228,406	265,636
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC), due 11/25/52[1]	09/10/19	3,616,515	3,492,139
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	1,259,370	55,527
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	12/17/12	1,273,924	1,149,119
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	451,384	314,369
		$17,846,366	$9,726,771

[1]
Variable rate security.  Rate indicated is the rate effective at February 28, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security is in default of interest and/or principal obligations.
[3]	All or a portion of these securities have been physically segregated in connection with borrowings.

Note 8 – COVID-19
The ongoing crisis caused by COVID-19 continues to materially impact local, national, and global economies in very unpredictable ways. Notably, it continues to disrupt supply chains, resulting in market closures, travel restrictions and quarantines. Investors should be aware that in light of this uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund's investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)	February 28, 2021

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.